SIMPSON THACHER & BARTLETT LLP
425 LEXINGTON AVENUE
NEW YORK, N.Y. 10017-3954
(212) 455-2000

Facsimile (212) 455-2502

DIRECT DIAL NUMBER	E-MAIL ADDRESS
212-455-2948	jkaufman@stblaw.com

June 30, 2005

      Re:
      Sealy Corporation
      Registration Statement on Form S-1

Securities and Exchange Commission
Station Place
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Ladies and Gentlemen:

        On behalf of Sealy Corporation, a corporation organized under the laws of Delaware (the "Company"), we hereby transmit for electronic filing, pursuant to Rule 101(a) of Regulation S-T of the Securities Act of 1933, as amended, the Registration Statement on Form S-1 relating to the Company's proposed initial public offering of its common stock.

        The filing fee in the amount of $47,374.25 has been deposited by wire transfer of same-day funds in the Securities and Exchange Commission's account.

        Should you have any questions regarding this filing, please do not hesitate to contact me (phone: 212-455-2948; fax: 212-455-2502) or Scott Fisher (phone: 212-455-2456; fax: 212-455-2502).

Best regards,
/s/ JOSEPH H. KAUFMAN, ESQ. Joseph H. Kaufman, Esq.
Attachment
cc: Kenneth L. Walker, Esq.